AST Bond Portfolio 2030 Expense Example, No Redemption - AST Bond Portfolio 2030 - No Share Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 98
Expense Example, No Redemption, 3 Years	336
Expense Example, No Redemption, 5 Years	593
Expense Example, No Redemption, 10 Years	$ 1,328